Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Total Loans Received
The total loans received from Scilex were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Loans from Scilex Holding Company — stock-based compensation	$192	$152	$403	$523
Loans from Scilex Holding Company — expenses paid by Scilex Holding Company on behalf of the Company	7,383	3,996	9,911	7,059

Total loans from Scilex Holding Company	$7,575	$4,148	$10,314	$7,582

The total loans received from Scilex for the years ended December 31, 2024 and 2023 are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Loans from Scilex Holding Company — stock-based compensation	$660	$840
Loans from Scilex Holding Company — expenses paid by Scilex Holding Company on behalf of Semnur	10,872	1,661

	Year Ended December 31,
	2024	2023
Total loans from Scilex Holding Company	$11,532	$2,501